Equity and Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member] Vivint [Member]	Sep. 30, 2013 Successor [Member] Vivint [Member]	Sep. 30, 2013 Successor [Member] 2GIG [Member]	Sep. 30, 2013 Successor [Member] 2GIG [Member]	Sep. 30, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Vivint [Member]	Sep. 30, 2012 Predecessor [Member] Vivint [Member]	Sep. 30, 2012 Predecessor [Member] 2GIG [Member]	Sep. 30, 2012 Predecessor [Member] 2GIG [Member]	Nov. 16, 2012 Predecessor [Member] 2GIG [Member]	Dec. 31, 2011 Predecessor [Member] 2GIG [Member]	Nov. 16, 2012 Predecessor [Member] APX Group, Inc. [Member]	Dec. 31, 2011 Predecessor [Member] APX Group, Inc. [Member]	Dec. 31, 2010 Predecessor [Member] APX Group, Inc. [Member]	Nov. 16, 2012 Predecessor [Member] Solar [Member]	Dec. 31, 2011 Predecessor [Member] Solar [Member]
Stock Based Compensation [Line Items]
Stock-based compensation	$ 643	$ 1,317	$ 643	$ 1,317			$ 149	$ 490	$ 2,371	$ 780	$ 551	$ 112	$ 379	$ 37	$ 111	$ 436	$ 261	$ 1,780	$ 498	$ 551	$ 155	$ 21